Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000162241 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000162241 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000162241 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000162241 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000162241 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000162241 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000162241 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000162241 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000162241 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000162241 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000162241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000162241 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162241 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000162241 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000162241 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000162241 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004626 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000004626 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000004626 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000004626 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000004626 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000004626 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000004626 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000004626 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000004626 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000004626 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000004626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000004626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000004626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000004626 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004626 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004625 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000004625 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000004625 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000004625 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000004625 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000004625 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000004625 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000004625 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000004625 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000004625 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
C000004625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000004625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000004625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000004625 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004625 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004623 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000004623 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000004623 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000004623 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000004623 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000004623 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000004623 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000004623 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000004623 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000004623 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4]
C000004623 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000004623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004623 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000004623 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000004623 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004623 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.